Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2012
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	50 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	1 year
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Capitalized internal use software | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	1 year
Capitalized internal use software | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Service cars and service equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	1 year
Service cars and service equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	13 years
Other intangible assets | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Other intangible assets | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Cars | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	4 months
Cars | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	27 months
Other equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	24 months
Other equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	108 months